Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options to certain of its employees, including the named executive officers. We do not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and we do not grant equity awards to executives during regularly scheduled quarterly blackout windows. If the Compensation Committee or the Board approves an equity award for an executive at such a time, the grant date is deferred until after the conclusion of our trading blackout period. Also, non-employee directors receive automatic initial and annual equity award grants, including RSUs and stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Director Compensation—Director Compensation Program” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because of these practices, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K by the Company, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	From time to time, the Company grants stock options to certain of its employees, including the named executive officers. We do not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and we do not grant equity awards to executives during regularly scheduled quarterly blackout windows. If the Compensation Committee or the Board approves an equity award for an executive at such a time, the grant date is deferred until after the conclusion of our trading blackout period. Also, non-employee directors receive automatic initial and annual equity award grants, including RSUs and stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Director Compensation—Director Compensation Program” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because of these practices, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K by the Company, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
MNPI Disclosure Timed for Compensation Value	false